Shareholder Report, Holdings (Details) - C000004819	Jun. 30, 2025
1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	59.80%
8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	2.40%
31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	20.00%
91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	3.00%
Over 180 Days
Holdings [Line Items]
Percent of Total Investments	14.80%
AssetU.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.10%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%